Fair Value Measurements - Schedule of Assumptions (Details) - Fair Value, Inputs, Level 3 [Member] - $ / shares	Jun. 30, 2026	Mar. 04, 2026
Schedule of Assumptions [Line Items]
Stock price (in Dollars per share)	$ 12.16	$ 11.05
Risk-free interest rate	4.10%	3.60%
Expected term (in years)	4 years 8 months 12 days	5 years
Expected volatility	55.00%	55.00%
Dividend yield	13.50%	13.50%